Subsequent Events	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Line Items]
Subsequent Events

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the audited financial statements were issued. Based upon this review, the Company determined that there have been no events that have occurred that would require adjustment to or disclosure in the financial statements other than as described below and in Note 2 — Restatement of Previously Issued Financial Statements.

Proposed Business Combination

On March 8, 2021, the Company entered into a merger agreement (the “Merger Agreement”) with Ambulnz, Inc. dba DocGo (“DocGo”) pursuant to which DocGo would merge with a newly incorporated subsidiary of the Company (the “Merger”), with DocGo being the surviving entity of the Merger and becoming a wholly-owned subsidiary of the Company. The Merger is expected to be consummated in the second quarter of 2021, following the receipt of required approval by the stockholders of the Company and DocGo, required regulatory approvals, and the fulfillment of other conditions.

Consideration

Upon consummation of the Merger, DocGo stockholders will receive 83,600,000 shares of the Company’s Class A common stock as consideration and up to 5,000,000 additional shares of the Company’s Class A common stock as earn-out consideration issuable in the future upon attainment of the following stock price conditions: (i) 1,250,000 shares if the closing stock price equals or exceeds $12.50 per share on any 20 trading days in a 30-trading-day period at any time until the first anniversary of the closing date; (ii) 1,250,000 shares if the closing stock price equals or exceeds $15.00 per share on any 20 trading days in a 30-trading-day period at any time until the third anniversary of the closing date; (iii) 1,250,000 shares if the closing stock price equals or exceeds $15.00 per share on any 20 trading days in a 30-trading-day period at any time until the third anniversary of the closing date; and (iv) 1,250,000 shares if the closing stock price stock equals or exceeds $15.00 per share on any 20 trading days in a 30-trading-day period at any time until the fifth anniversary of the closing date.

Sponsor Escrow Agreement

Pursuant to the Merger Agreement, the Company’s Sponsor will enter into an escrow agreement (the “Sponsor Escrow Agreement”) with the Company and Continental Stock Transfer & Trust Company, as escrow agent, providing that, immediately following the closing of the Merger, the Sponsor shall deposit 575,000 shares of the Company’s Class A common stock (the “Sponsor Earnout Shares”) into escrow. The Sponsor Escrow Agreement will provide that such Sponsor Earnout Shares will either be released to the Sponsor or terminated and canceled by the Company if certain stock price conditions are met or not, as follows: (i) with respect to 287,500 Sponsor Earnout Shares, the closing stock price equals or exceeds $12.50 per share on any 20 trading days in a 30-trading-day period at any time until the third anniversary of the closing date, and (ii) with respect to 287,500 Sponsor Earnout Shares, the closing stock price equals or exceeds $15.00 per share on any 20 trading days in a 30-trading-day period at any time at any time until the fifth anniversary of the closing date.

Lock-Up Agreements

Concurrently with the execution of the Merger Agreement, the Company, DocGo and Doc stockholders who will hold 72.19% of the fully-diluted equity of Company following the consummation of the Merger entered into lock-up agreements providing that such Company stockholders will not transfer the consideration shares for earn-out shares received by such stockholders for a period of six months following the consummation of the Merger, in each case on the terms and subject to the provisions set forth therein.

Sponsor Waiver Agreement

Concurrently with the execution of the Merger Agreement, the Company, the Sponsor and DocGo entered into an agreement providing for the Sponsor’s waiver of the anti-dilution and conversion price adjustments set forth in the Company’s Amended and Restated Certificate of Incorporation. As a result of such waiver, all outstanding Class B common stock of the Company will convert on a one-to-one basis into the Company’s Class A Common Stock concurrently with the closing of the Merger Agreement.

Other Agreements

The Merger Agreement also calls for additional agreements, including, among others, non-competition agreements, employment agreements, voting support agreements, and a registration rights agreement.

PIPE Subscription Agreements

The Company engaged Barclays Capital Inc. and Deutsche Bank Securities Inc. as co-lead private placement agents, and engaged Canaccord Genuity LLC as co-placement agent for a private placement of the Company’s Class A common stock.

Concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements (“Subscription Agreements”) with certain qualified institutional buyers and institutional accredited investors (collectively, the “Investors”), pursuant to which the Company will, substantially concurrently with, and contingent upon, the consummation of the Merger, issue an aggregate of 12,500,000 shares of the Company’s Class A Common Stock to the Investors at a price of $10.00 per share, for aggregate gross proceeds to the Company of $125,000,000 (the “PIPE”). The closing of the Subscription Agreements is conditioned upon, among other things, (i) the substantially concurrent consummation of the Merger, (ii) the accuracy of all representations and warranties of the Company and the Investors in the Subscription Agreements, and (iii) the Merger Agreement shall not have been amended or modified, and no waiver shall have occurred thereunder, that would reasonably be expected to materially and adversely affect the economic benefits that the Investor would reasonably expect to receive under the Subscription Agreement without having received the Investor’s prior written consent.

The Company has agreed that, as soon as reasonably practicable, but in no event later than 30 calendar days following the closing date of the Merger, it shall file a registration statement with the SEC covering the resale by the Investors of the shares of the Company Common Stock issued to them in the PIPE and use its best efforts to have such registration statement declared effective as promptly as practicable thereafter, but in no event later than the earlier of 60 calendar days after filing (or 90 calendar days in the event the SEC issues written comments) or the 10th business day after the Company is notified that the registration statement will not be subject to review or further review.

The shares of the Company’s Class A common stock were offered and sold to the Investors in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act, based on the fact that the sale will have been made without any general solicitation or advertising and based on representations from each Investor that (a) it was a “qualified institutional buyer” (as defined in Rule 144A under the Securities Act) or an institutional “accredited investor” (within the meaning of Rule 501(a) under the Securities Act), (b) it was purchasing the shares of the Company Common Stock for its own account investment, and not with a view to distribution, (c) it had been given full and complete access to information regarding the Company, DocGo, and the Merger, and (d) it understood that the offer and sale of the shares of the Company’s common stock was not registered and the shares may not be publicly sold or otherwise disposed of without registration under the Securities Act or an applicable exemption therefrom.

Conditions to Closing

Consummation of the Merger is subject to the satisfaction or waiver by the respective parties of a number of conditions, including the approval of the Merger Agreement and the transactions contemplated thereby by the Company’s and DocGo’s respective stockholders. Other closing conditions include, among others: (i) the respective representations of the parties to each other being true and correct; (ii) performance and compliance with in all material respects of the respective covenants and agreements of each party; (iii) the applicable waiting periods, if any, under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 having expired or terminated; (iv) obtaining the approval of the New York Department of Health with respect to the Merger and other transactions contemplated by the Merger Agreement; (v) DocGo having delivered financial statements with an unqualified audit opinion rendered by an auditing firm qualified by the Public Company Accounting Oversight Board (PCAOB); (vi) the aggregate amount of cash remaining in the Company’s Trust Account after taking into consideration redemptions by the Company’s public stockholders and other permitted disbursements, together with the proceeds of the PIPE (defined below), equaling or exceeding $175,000,000 (the “Minimum Cash Condition”); and (vii) the Company having at least $5,000,001 of net tangible assets remaining after the closing of the contemplated transactions.

Termination

The Merger Agreement may be terminated: (i) by mutual written consent of the parties; (ii) by either party if the Merger has not been consummated by November 8, 2021 (the Outside Date”); (iii) by either party if the Company or DocGo do not obtain the required approval of their respective stockholders; (iv) by either party in in the event of the breach of any covenant, representation or warranty by the other party that is not cured by the Outside Date; or (v) by the Company if DocGo has not delivered financial statements with an unqualified audit opinion rendered by a PCAOB-qualified auditing firm by June 30, 2021.

Note 9 — Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through the date the unaudited condensed consolidated financial statements were issued required potential adjustment to or disclosure in the unaudited condensed consolidated financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.

Ambulnz, Inc. [Member]
Subsequent Events [Line Items]
Subsequent Events

19. Subsequent Events

On March 8, 2021, Motion Acquisition Corp., (“Motion”), entered into a Merger Agreement (“Merger Agreement”) by and among Motion, Motion Merger Sub Corp. and a wholly owned subsidiary of Motion (“Merger Sub”), and Ambulnz, Inc. (“Ambulnz”). Pursuant to the Merger Agreement, the parties will enter into a business combination transaction by which Merger Sub will merge with and into the Ambulnz (“Merger”), with Ambulnz being the surviving entity of the Merger and becoming a wholly-owned subsidiary of Motion. Concurrent with the consummation of the Merger, (i) each option and warrant of Ambulnz that is outstanding and unexercised (“Convertible Securities”) immediately prior to the effective time of the Merger (“Effective Time”) will be assumed by Motion and will represent the right to acquire an adjusted number of shares of Motion Common Stock at an adjusted exercise price, (ii) the outstanding shares of preferred stock of Ambulnz issued and outstanding immediately prior to the Effective Time will be converted into shares of Class A common stock of Ambulnz, in each case, pursuant to the terms of the Merger Agreement.

The Company’s Equity, on a fully diluted basis, will be converted into 83.6 million shares of Class A common stock of Motion (excluding 5.0 million additional shares subject to earnout provisions) at a price of $10.00 per share (the “Transaction Shares”).

The equity capital provided by the transaction will consist of the $115 million currently in the Motion Trust Account, subject to any redemptions, along with $125 million expected to be raised concurrently in a Private Placement (“PIPE”).

On January 19, 2021, RRT, a subsidiary of Holdings, entered into an agreement with HealthWorx LLC (“HealthWorx”), with the purpose to provide COVID-19 screenings, and such other healthcare testing/diagnostic screening, health clinics or related services to customers at certain service locations.

During the period from January 1, 2021, to June 15, 2021, the Company issued nonqualified stock options for 748 shares at $5,200 per share and 100 shares at $2,097 per share (exercise prices based of fair market value at date of grant) to certain employees under the terms of the Ambulnz, Inc. Equity Incentive Plan (see Note 12).

On May 13, 2021, the Company entered into a revolving loan and security agreement with a bank (the “Lender”), with a maximum revolving advance amount of $12,000,000. Each Revolving Advance shall bear interest at a per annum rate equal to the Wall Street Journal Prime Rate, as the same may change from time to time, plus one percent (1.00%), but in no event less than five percent (5.00%) per annum, calculated on the basis of a 360-day year for the actual number of days elapsed (“Contract Rate”). The revolving loan has a maturity date of May 12, 2022 (“Maturity Date”).